UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05009

COLORADO BONDSHARES — A TAX-EXEMPT FUND

(Exact name of registrant as specified in its charter)

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Address of principal executive offices) (Zip code)

FRED R. KELLY, JR.

1200 17TH STREET, SUITE 850

DENVER, COLORADO 80202-5808

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-572-6990

Date of fiscal year end: 09/30

Date of reporting period: 03/31/2018

ITEM 1. REPORT TO STOCKHOLDERS.

May 25, 2018

Dear Shareholders:

The most often asked questions we hear from shareholders are… What happened with the dividend, what is happening with the dividend, and what’s going to happen with the dividend? This fund has a long, established history of relatively high payouts to shareholders and this has continued since inception, despite economic fluctuations. However, we live in the fixed income world and this means that we are always in a trade off between generating income today and potentially losing principal tomorrow. To maximize earnings, we are forced to balance risk which comes in two forms.

The first is credit risk, which comes from the possibility that some of our bonds will experience difficulty paying us back on schedule. I am happy to report the amount of credit risk present in the portfolio has been reduced dramatically in the last couple of years due primarily to the refinancing of the bonds that presented the greatest risk. This process is ongoing, and we expect it to run its course in the next year or so. Less risk means less yield. The timing of this is most propitious because it positions us very well in case a new economic downturn comes about in the next couple of years.

The second type of risk is market risk which is the one you hear about most in the media. When we buy a bond, we commit to a fixed stream of income over a period of years. If today’s interest rate is higher than yesterday’s when we bought the bond, then that stream of income is less valuable to the holder which means the market value of the bond declines. This explains the inverse relationship between interest rates and price. To oversimplify an example, if interest rates rise by 1% and there are twenty years left to maturity, the price of the bond would go down by a little less than 20%. We rarely sell anything so we would recover the value eventually but it could theoretically take 20 years to recoup. The same bond could, at most, contribute a quarter of one percent to the annual income of the fund. One would not want to intentionally risk a 20% loss for a one quarter of one percent increase in income.

Our job is to choose from the many options available to attempt to engineer the optimum mix of holdings so as to maximize income with manageable risk to invested principal. This is not a perfect science and sometimes enough time elapses while we are shopping for the perfect fit to impair current income generation. We have long said that we would rather temporarily forego income and make it up tomorrow than risk a loss of principal today. This is just such a time when we are carrying more cash than we would, ideally, like. However, with the possible prospect of rising rates in the future a little extra cash may come in handy. Maintaining high liquidity has had tremendous benefits for us in past years and we believe it will again.

Consider what has happened. During the Great Recession of 2008, short term investments in bonds barely offered any return. Today because of the actions of the Federal Reserve to normalize rates it is possible to earn a respectable yield without having to unduly extend maturities. Our average maturity, as adjusted by expected calls (duration), remains relatively short at 5.95 years, at period ended March 31, 2018. On the supply side however, the issuers are seeking to lock in low interest rates for the longest term possible. We applaud the issuers for establishing long term sources of capital which is positive for their long-term health and vitality. But we do not believe it to be in your best interest as shareholders to be locked in to a long-term investment without upside. We would rather they do it with someone else’s money, not yours. Instead, we will when advisable defer making those commitments to a time when the advantage is more on our side of the equation. This is an opportunity to exercise discipline and perhaps leave the party a little early. We are confident that our approach will be the soundest in the long run but it will likely result in occasions when the dividend is temporarily below expectations. Just remember when that happens as it has in the last three months that we are not in any way changing our logic or approach but rather, in other words, it’s an anomaly, not the new norm. Simply put, that means stay tuned, folks —we are working tirelessly to increase the income. For a detailed financial review of the six-month period, ended March 31, 2018, please see the attached semi-annual report.

Thank you for your interest and your questions. We truly appreciate your patronage.

Sincerely,

Fred R. Kelly, Jr.

Portfolio Manager

Officers and Trustees

George N. Donnelly, Chairman of the Board of Trustees, Interim President, Secretary, Treasurer and Trustee

Bruce G. Ely, Trustee

James R. Madden, Trustee

Fred R. Kelly, Jr., Portfolio Manager

Investment Adviser

Freedom Funds Management Company

Transfer, Shareholder Servicing, and Dividend Disbursing Agent

Freedom Funds Management Company

Distributor

Colorado Financial Service Corporation

Custodian of Portfolio Securities

UMB Bank, N.A.

Independent Registered Public Accounting Firm

EKS&H LLLP

Special Legal Counsel

Kutak Rock LLP

This report is submitted for the general information of the shareholders of Colorado BondShares — A Tax-Exempt Fund. This report must be preceded or accompanied by a Prospectus of the Fund. The prospectus contains information concerning the investment policies and expenses of the portfolio in addition to other pertinent information. Shares of Colorado BondShares — A Tax-Exempt Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Officers and Trustees of the Fund (unaudited)

The following table lists the trustees and officers of the Fund, together with their address, age, positions held with the Fund, the term of each office held and the length of time served in each office, principal business occupations during the past five years and other directorships, if any, held by each trustee and officer. Each trustee and officer has served in that capacity for the Fund continuously since originally elected or appointed. The Board supervises the business activities of the Fund. Each trustee serves as a trustee until termination of the Fund unless the Trustee dies, resigns, retires, or is removed. The Fund’s Statement of Additional Information includes more information about the trustees. Shareholders may call (800) 572-0069 to request a free copy.

Name, Address and Age	Position held with the Fund and Length of Time Served	Principal Occupation During the Past Five Years:	Other Directorships Held By Director
Non-Interested Trustees
Bruce G. Ely 1200 17th Street, Suite 850 Denver CO 80202 Age: 67	Trustee since July 2002	Mr. Ely was a Regional Director for Cutwater Asset Management, a wholly owned subsidiary of MBIA, Inc. until his retirement in September 2013.	None

James R. Madden 1200 17th Street, Suite 850 Denver CO 80202 Age: 74	Trustee since September 2004	Mr. Madden has owned Madden Enterprises, a real estate company that owns and leases commercial buildings and real estate, for the past thirty years. He is also a stockholder and director of The Community Bank in western Kansas. He has been a bank director for 25 years.	None

Interested Trustees*
George N. Donnelly 1200 17th Street, Suite 850 Denver CO 80202 Age: 71	Chairman of the Board of Trustees, Trustee since inception of the Fund in 1987 and Interim President, Secretary and Treasurer of the Fund since September 26, 2008	Mr. Donnelly was a Senior Regional Vice President for Phoenix Life Insurance Company until his retirement in January 2010.	None

*George N. Donnelly is an “interested person” of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”) by virtue of his position as both an officer and a trustee of the Fund as described in the table above. None of the trustees nor the officers of the Fund have any positions with the Investment Adviser, the principal underwriter of the Fund, the distribution agent of the Fund, the service agent of the Fund or the custodian of the Fund, or any affiliates thereof. There is no family relationship between any officers and trustees of the Fund.

FUND EXPENSES (unaudited)

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and compare these costs with those of other mutual funds. The examples (actual and hypothetical 5% return) are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

As a shareholder of Colorado BondShares — A Tax-Exempt Fund (the “Fund’) you can incur two types of costs:

•	Sales charges (front loads) on fund purchases and

•	Ongoing fund costs, including management fees, administrative services, and other fund expenses. All mutual funds have operating expenses. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Actual Fund Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended March 31, 2018

Colorado BondShares — A Tax- Exempt Fund	Beginning Account Value 10/01/17	Ending Account Value 03/31/18	Expenses Paid During Period(1)
Based on Actual Fund Return	$1,000.00	$1,025.38	$2.83
Based on Hypothetical 5% Annual Return Before Expenses	$1,000.00	$1,022.20	$2.83

(1)	The expenses shown in this table are equal to the Fund’s annualized expense ratio of 0.56% for semi-annual year ended March 31, 2018, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher. You can find more information about the Fund’s expenses in the Financial Statements section of this report. For additional information on operating costs, please see the Fund’s prospectus.

CREDIT QUALITY (unaudited)

Colorado BondShares — A Tax-Exempt Fund

Based on a Percentage of Total Net Assets as of March 31, 2018

SECTOR BREAKDOWN (unaudited)

Colorado BondShares — A Tax-Exempt Fund

Based on a Percentage of Total Net Assets as of March 31, 2018

* Cash & equivalents include cash and receivables less liabilities.

** Short-term investments include securities with a maturity date or redemption feature of one year or less, as identified in the Schedule of Investments.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments

March 31, 2018 (unaudited)

Colorado Municipal Bonds 48.9%	Maturity	Coupon	Principal	Value
Colorado 100.0%
ABERDEEN METROPOLITAN DISTRICT #1	12/1/2035	7.50%	$1,600,000	$476,512
ANTHOLOGY WEST METROPOLITAN DISTRICT #4(g)	12/15/2037	6.00%	6,440,000	6,367,099
ARISTA METROPOLITAN DISTRICT	12/1/2037	9.25%	26,000,000	15,320,500
BANNING LEWIS RANCH METROPOLITAN DISTRICT #3 – SENIOR 2015A	12/1/2045	6.13%	1,775,000	1,716,354
BOULDER COUNTY – BOULDER COLLEGE OF MASSAGE(a)(j)	10/15/2031	0.00%	4,315,000	4,315,000
BRAMMING FARM METROPOLITAN DISTRICT #1(d)	12/1/2044	6.00%	2,025,000	2,056,246
BRENNAN METROPOLITAN DISTRICT – SUBORDINATE 2016B(g)	12/15/2046	7.50%	516,000	509,328
BRENNAN METROPOLITIAN DISTRICT – SENIOR 2016A	12/1/2046	5.25%	1,185,000	1,231,440
BRIGHTON CROSSING METROPOLITAN DISTRICT #4	12/1/2023	7.00%	8,000,000	8,104,000
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 – SENIOR 2017A	12/1/2037	5.00%	525,000	539,763
BRIGHTON CROSSING METROPOLITAN DISTRICT #4 – SUBORDINATE 2017B(g)	12/1/2047	7.00%	670,000	659,025
BROMLEY PARK METROPOLITAN DISTRICT #2	12/15/2037	7.00%	11,175,000	11,178,353
CASTLE OAKS METROPOLITAN DISTRICT #3	12/1/2044	6.25%	2,860,000	3,267,722
CASTLE OAKS METROPOLITAN DISTRICT #3 – SERIES 2016	12/1/2045	5.50%	2,345,000	2,633,834
CASTLE OAKS METROPOLITAN DISTRICT #3 – SERIES 2017	12/1/2037	5.00%	3,275,000	3,295,600
CECFA – ABILITIES CONNECTION CHARTER SCHOOL	4/1/2019	5.85%	31,330,000	31,449,054
CECFA – ADDENBROOKE CLASSICAL ACADEMY CHARTER SCHOOL	6/1/2021	4.50%	18,045,000	17,902,625
CECFA – AMERICAN ACADEMY CHARTER SCHOOL	12/1/2025	4.20%	37,355,000	37,558,958
CECFA – AMERICAN ACADEMY CHARTER SCHOOL	12/1/2026	4.05%	27,570,000	26,533,644
CECFA – APEX CMNTY CHARTER SCHOOL	7/1/2022	5.25%	11,635,000	11,564,259
CECFA – MONARCH MONTESSORI CHARTER SCHOOL	5/15/2020	5.50%	8,620,000	8,620,690

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value
Colorado (Continued)
CECFA – PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	4.85%	$21,330,000	$21,227,616
CECFA – PROSPECT RIDGE ACADEMY CHARTER SCHOOL	3/15/2023	5.00%	13,500,000	13,512,015
CECFA – STARGATE CHARTER SCHOOL	12/1/2020	5.40%	41,380,000	41,376,690
CECFA – SWALLOW ACADEMY CHARTER SCHOOL	11/15/2027	5.35%	3,515,000	3,516,230
CECFA – THOMAS MACLAREN CHARTER SCHOOL	6/1/2024	5.00%	15,350,000	15,220,753
CECFA – UNION COLONY CHARTER SCHOOL	12/1/2037	5.75%	3,680,000	3,680,846
CECFA – UNION COLONY ELEMENTARY CHARTER SCHOOL	3/1/2020	5.30%	6,900,000	6,901,449
CECFA – UNIVERSITY LAB CHARTER SCHOOL #6	12/15/2019	2.50%	500,000	501,235
COLLIERS HILL METROPOLITAN DISTRICT #2 – SUBORDINATE 2017B(g)	12/15/2047	8.50%	3,501,000	3,340,724
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES 1992 I/O(f)(i)(j)	1/1/2027	9.00%	2,015,949	1,612,759
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES 1992 P/O(e)(i)	1/1/2027	0.00%	2,016,986	1,603,625
COLORADO CENTRE METROPOLITAN DISTRICT – SERIES B(g)(i)(j)	1/1/2032	0.00%	6,490,174	3,407,341
COLORADO CROSSING METROPOLITAN DISTRICT #2	12/1/2047	7.50%	7,391,000	7,386,491
COLORADO HOUSING & FINANCE AUTHORITY(a)(j)	12/1/2013	0.00%	3,755,000	3,755,000
COLORADO INTERNATIONAL CENTER METROPOLITAN DISTRICT #3	12/1/2031	4.63%	635,000	606,146
COLORADO SPRINGS URBAN RENEWAL AUTHORITY	12/15/2030	6.75%	2,224,000	2,101,257
CONIFER METROPOLITAN DISTRICT(a)	12/1/2033	0.00%	1,550,000	620,000
CONIFER METROPOLITAN DISTRICT(a)	12/1/2032	0.00%	1,450,000	580,000
CONIFER METROPOLITAN DISTRICT(a)	12/1/2030	0.00%	10,000,000	4,000,000
COPPERLEAF METROPOLITAN DISTRICT #3	12/1/2037	5.00%	500,000	492,585
COUNTRY CLUB HIGHLANDS METROPOLITAN DISTRICT	12/1/2037	7.25%	1,030,000	875,500
CUCHARES RANCH METROPOLITAN DISTRICT	12/1/2045	5.00%	2,100,000	2,093,616
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/1/2031	5.13%	500,000	505,270

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value
Colorado (Continued)
DENVER WEST PROMENADE METROPOLITAN DISTRICT	12/15/2046	6.00%	$500,000	$456,265
ELBERT & HWY 86 COML METROPOLITAN DISTRICT	12/1/2032	7.50%	4,500,000	2,745,000
ERIE FARM METROPOLITAN DISTRICT – SERIES 2016A	12/1/2045	5.50%	2,000,000	2,033,260
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 – SENIOR 2015A	12/1/2045	5.75%	2,620,000	2,662,732
ERIE HIGHLANDS METROPOLITAN DISTRICT #1 – SUBORDINATE 2015B	12/15/2045	7.75%	708,000	707,887
FLATIRON MEADOWS METROPOLITAN DISTRICT	12/1/2046	5.13%	2,000,000	1,960,120
FOREST TRACE METROPOLITAN DISTRICT #3 – SUBORDINATE 2016B(g)	12/15/2046	7.25%	683,000	634,951
FORT LUPTON GOLF COURSE(a)	12/15/2037	0.00%	620,000	15,500
FRONTERRA VLG METROPOLITAN DISTRICT #2	12/1/2034	5.00%	3,685,000	3,686,743
GRANBY RANCH METROPOLITAN DISTRICT	12/1/2036	6.75%	2,000,000	1,989,260
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 – SENIOR 2016A	12/1/2026	4.00%	585,000	572,393
GREAT WESTERN PARK METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B	12/15/2046	7.25%	775,000	741,512
GREEN GABLES METROPOLITAN DISTRICT #1 – SENIOR 2016A	12/1/2046	5.30%	1,250,000	1,258,963
GREEN GABLES METROPOLITAN DISTRICT #1 – SUBORDINATE 2016B(g)	12/15/2046	7.75%	740,000	741,813
HIGHLANDS METROPOLITAN DISTRICT #2 – SENIOR 2016A	12/1/2046	5.13%	1,960,000	1,992,477
HIGHLANDS METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B	12/15/2046	7.50%	1,269,000	1,270,104
HYLAND VILLAGE METROPOLITAN DISTRICT	12/1/2027	7.25%	4,293,000	1,674,270
JEFFCO BUSINESS CENTER METROPOLITAN DISTRICT #1(j)	5/1/2020	8.00%	1,006,000	905,400
JEFFERSON CENTER METROPOLITAN DISTRICT #1	12/1/2026	4.75%	2,269,000	2,283,022
LEWIS POINTE METROPOLITAN DISTRICT – JUNIOR LIEN 2017C(g)	12/15/2047	9.00%	536,000	332,368
LEWIS POINTE METROPOLITAN DISTRICT – SENIOR 2015A	12/1/2044	6.00%	2,590,000	2,606,162

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value
Colorado (Continued)
LEYDEN ROCK METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2033	4.38%	$905,000	$902,412
LEYDEN ROCK METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2025	4.00%	500,000	508,375
LEYDEN ROCK METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2045	5.00%	1,525,000	1,552,557
LEYDEN ROCK METROPOLITAN DISTRICT – SUBORDINATE 2016B(g)	12/15/2045	7.25%	1,195,000	1,176,239
LEYDEN ROCK METROPOLITAN DISTRICT #10 – JUNIOR LIEN 2017C(g)	12/15/2049	10.75%	1,025,000	1,010,261
LITTLETON VILLAGE METROPOLITAN DISTRICT #2	12/1/2045	5.38%	1,700,000	1,706,868
MARIN METROPOLITAN DISTRICT(a)(j)	12/1/2028	0.00%	17,485,000	3,000,076
MARVELLA METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2046	5.13%	1,405,000	1,452,517
MEADOWS METROPOLITAN DISTRICT #1(k)	6/1/2029	8.00%	11,580,000	11,877,259
MEADOWS METROPOLITAN DISTRICT #2(k)	6/1/2029	8.00%	11,565,000	11,861,874
MEADOWS METROPOLITAN DISTRICT #7(k)	6/1/2029	8.00%	11,515,000	11,810,590
MIDCITIES METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B(g)	12/15/2046	7.75%	1,945,000	1,934,983
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004A(g)	6/1/2043	7.00%	237,916	214,125
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004B(g)	6/1/2043	7.00%	1,830,000	1,647,000
MOUNT CARBON METROPOLITAN DISTRICT – SERIES 2004C(e)	6/1/2043	0.00%	565,000	124,300
MOUNTAIN SHADOWS METROPOLITAN DISTRICT – SUBORDINATE 2016B(g)	12/15/2046	7.50%	1,800,000	1,807,308
MOUNTAIN SHADOWS METROPOLITAN DISTRICT – SUBORDINATE 2018C-1(g)	12/15/2040	10.00%	1,994,000	1,994,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2035	6.13%	1,880,000	1,269,000
MURPHY CREEK METROPOLITAN DISTRICT #3	12/1/2026	6.00%	2,540,000	1,714,500
NEU TOWNE METROPOLITAN DISTRICT	12/1/2023	7.20%	1,500,000	900,000
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 – SENIOR 2016A	12/1/2046	6.75%	6,735,000	6,784,570
NORTH PINE VISTAS METROPOLITAN DISTRICT #2 – SUBORDINATE 2016B(g)	12/15/2046	8.50%	1,810,000	1,822,417

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value
Colorado (Continued)
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 – SENIOR 2016A	12/1/2036	6.00%	$4,345,000	$4,372,982
NORTH PINE VISTAS METROPOLITAN DISTRICT #3 – SUBORDINATE 2016B(g)	12/15/2046	8.25%	1,203,000	1,210,110
OVERLOOK METROPOLITAN DISTRICT – SENIOR 2016A	12/1/2046	5.50%	1,500,000	1,449,540
PALISADE METROPOLITAN DISTRICT #2	12/1/2031	4.38%	2,650,000	2,589,872
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 – SENIOR 2016A	12/1/2046	5.88%	2,075,000	1,955,854
PALISADE PARK NORTH METROPOLITAN DISTRICT #1 – SUBORDINATE 2016B	12/15/2046	8.00%	525,000	500,619
PARKER AUTOMOTIVE METROPOLITAN DISTRICT	12/1/2045	5.00%	2,088,000	1,962,908
PIONEER METROPOLITAN DISTRICT #3(g)	12/1/2046	6.50%	5,236,000	4,846,756
POTOMAC FARMS METROPOLITAN DISTRICT – SERIES 2007A	12/1/2037	7.25%	2,340,000	2,216,776
POTOMAC FARMS METROPOLITAN DISTRICT – SERIES 2007B	12/1/2023	7.63%	311,000	295,574
PROMENADE AT CASTLE ROCK METROPOLITAN DISTRICT #1 – SERIES A	12/1/2025	5.13%	1,040,000	1,107,673
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL – SERIES 2016A	7/1/2023	4.25%	34,320,000	33,889,627
PUBLIC FINANCE AUTHORITY WEST RIDGE ACADEMY CHARTER SCHOOL – SERIES 2017A	12/1/2021	5.50%	9,345,000	9,357,709
RAVENNA METROPOLITAN DISTRICT CONV CABS – SUBORDINATE SERIES 2017B(j)	12/15/2026	7.50%	8,000,000	8,000,000
REX RANCH METROPOLITAN DISTRICT – SUBORDINATE 2018B(g)	12/15/2047	7.88%	445,000	445,000
RICHARDS FARM METROPOLITAN DISTRICT #2 – SENIOR SERIES 2015A	12/1/2045	5.75%	1,400,000	1,344,700
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2035	6.50%	1,135,000	295,100
RIVERDALE PEAKS II METROPOLITAN DISTRICT	12/1/2025	6.40%	930,000	241,800
ROUTT CNTY LID – SERIES 2004A	8/1/2024	6.50%	363,000	364,405
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT – SERIES 1993B I/O(f)(i)(j)	12/31/2042	0.00%	242,645	21,838

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value
Colorado (Continued)
ROXBOROUGH VILLAGE METROPOLITAN DISTRICT – SERIES 1993B P/O(e)(i)(j)	12/31/2021	0.00%	$169,939	$97,800
SIERRA RIDGE METROPOLITAN DISTRICT #2 – SENIOR SERIES 2016A	12/1/2031	4.50%	1,000,000	983,910
SIERRA RIDGE METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2016B(g)	12/15/2046	7.63%	1,500,000	1,471,860
SILVER PEAKS METROPOLITAN DISTRICT #2	12/1/2036	5.75%	500,000	452,245
SOLARIS METROPOLITIAN DISTRICT #3 – SUBORDINATE SERIES 2016B(g)	12/15/2046	7.00%	1,000,000	987,380
SOLITUDE METROPOLITAN DISTRICT(j)	12/1/2026	7.00%	3,520,000	2,745,600
SORREL RANCH METROPOLITAN DISTRICT	12/1/2036	5.75%	5,977,000	5,364,955
SOUTHGLENN METROPOLITAN DISTRICT	12/1/2021	3.00%	1,433,000	1,425,348
SOUTHSHORE METROPOLITAN DISTRICT #2 CONV CABS(d)	12/1/2042	6.50%	7,205,000	7,160,401
SOUTHSHORE METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2017(g)	12/15/2042	7.75%	5,202,000	5,181,920
ST VRAIN LAKES METROPOLITAN DISTRICT #2 – SENIOR SERIES 2017A	12/1/2037	5.00%	1,500,000	1,503,735
ST VRAIN LAKES METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2017B(g)	12/15/2047	7.63%	1,083,000	1,060,084
STC METROPOLITAN DISTRICT #2 – SENIOR SERIES 2015A	12/1/2038	6.00%	1,000,000	1,030,150
STC METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2015B(g)	12/15/2038	7.75%	3,500,000	3,548,055
STERLING RANCH COMMUNITY AUTHORITY BOARD – SENIOR SERIES 2015A	12/1/2035	5.50%	2,195,000	2,239,690
STERLING RANCH COMMUNITY AUTHORITY BOARD – SENIOR SERIES 2015A	12/1/2045	5.75%	3,000,000	3,067,950
STERLING RANCH COMMUNITY AUTHORITY BOARD – SUBORDINATE SERIES 2015B(g)	12/15/2045	7.75%	1,045,000	1,055,795
STONE RIDGE METROPOLITAN DISTRICT #2	12/1/2031	0.00%	11,896,000	1,903,360
TABLE MOUNTAIN METROPOLITAN DISTRICT – SENIOR SERIES 2016A	12/1/2045	5.25%	1,615,000	1,683,944
TABLE MOUNTAIN METROPOLITAN DISTRICT – SUBORDINATE SERIES 2016B(g)	12/15/2045	7.75%	570,000	587,396
TALLYN’S REACH METROPOLITAN DISTRICT #3	11/1/2038	5.13%	2,070,000	2,190,039

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value
Colorado (Continued)
TALLYN’S REACH METROPOLITIAN DISTRICT #3 – SUBORDINATE SERIES 2016A(g)	11/1/2038	6.75%	$1,220,000	$1,221,244
THE PLAZA METROPOLITAN DISTRICT #1	12/1/2040	5.00%	5,350,000	5,531,472
UNITED W & S – EAST CHERRY CREEK(c)	11/15/2023	5.00%	4,949,000	4,952,167
UNITED WATER & SAN DISTRICT ELBERT COUNTY(g)	12/1/2023	6.00%	5,342,000	5,307,491
UNITED WATER & SAN DISTRICT LUPTON LAKES	3/1/2021	6.00%	7,775,000	7,775,389
VALAGUA METROPOLITAN DISTRICT	12/1/2037	7.75%	11,500,000	2,300,000
VDW METROPOLITAN DISTRICT #2 – SUBORDINATE SERIES 2016B(g)	12/15/2045	7.25%	1,934,000	1,859,850
VILLAS EASTLAKE RESERVOIR METROPOLITAN DISTRICT – SUBORDINATE SERIES 2016B(g)	12/15/2046	8.00%	355,000	360,243
WESTOWN METROPOLITAN DISTRICT – SENIOR SERIES 2017A	12/1/2047	5.00%	1,400,000	1,380,806
WHISPERING PINES METROPOLITAN DISTRICT #1 – SENIOR SERIES 2017A	12/1/2037	5.00%	1,000,000	1,011,350

Colorado (amortized cost $609,099,052)			655,700,609	586,469,057

Colorado Municipal Bonds (amortized cost $609,099,052)			$655,700,609	$586,469,057

Short-Term Municipal Bonds 14.7%
Multi-State 79.6%
FREDDIE MAC VR (LOC 6)	12/15/2045	1.66%	$18,930,000	$18,930,000
FREDDIE MAC VR (LOC 6)	3/15/2049	1.66%	35,060,000	35,060,000
FREDDIE MAC VR AMT (LOC 6)	6/15/2036	1.68%	27,655,000	27,655,000
FREDDIE MAC VR AMT TAX (LOC 6)	5/15/2046	1.64%	38,800,000	38,800,000
FREDDIE MAC VR AMT TAX (LOC 6)	7/15/2050	1.64%	9,730,000	9,730,000
SUNAMERICA TRUST CLASS A – SERIES 2001-2 AMT TAX (LOC 6)	7/1/2041	1.64%	10,400,000	10,400,000

Multi-State (amortized cost $140,575,000)			140,575,000	140,575,000

Colorado 20.4%
BROOMFIELD URBAN RENEWAL AUTHORITY (LOC 1)	12/1/2030	1.68%	9,745,000	9,745,000
COLORADO HOUSING & FINANCE AUTHORITY – SERIES 2007A (LOC 3)	1/1/2032	1.65%	2,800,000	2,800,000

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Short-Term Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value
Colorado (Continued)
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	10/1/2038	1.52%	$3,410,000	$3,410,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 2)	11/1/2034	1.52%	1,090,000	1,090,000
COLORADO HOUSING & FINANCE AUTHORITY (LOC 4)	11/1/2036	1.59%	11,145,000	11,145,000
COLORADO SPRINGS UTILITIES (LOC 3)	11/1/2041	1.62%	1,300,000	1,300,000
LAFAYETTE CITY CTR GENERAL IMPROVEMENT DISTRICT	12/1/2018	5.75%	70,000	70,264
SHERIDAN REDEVLOPMENT AGENCY – SERIES 2011A-1 (LOC 5)	12/1/2029	1.65%	6,400,000	6,400,000

Colorado (amortized cost $35,952,672)			35,960,000	35,960,264

Short-Term Municipal Bonds (amortized cost $176,527,672)			$176,535,000	$176,535,264

Colorado Capital Appreciation and Zero Coupon Bonds 5.1%
Colorado 100.0%
COLORADO HEALTH FACILITIES AUTHORITY(b)(d)	7/15/2020	0.00%	$520,000	$496,116
CONIFER METROPOLITAN DISTRICT(a)(d)(j)	12/1/2031	0.00%	7,470,000	3,352,312
FLYINGHORSE METROPOLITAN DISTRICT #2(d)	12/15/2042	8.00%	15,725,000	13,868,192
PV WATER & SAN METROPOLITAN DISTRICT(a)(d)	12/15/2037	0.00%	14,000,000	2,940,000
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(j)	12/1/2024	0.00%	490,000	346,072
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(j)	12/1/2023	0.00%	325,000	241,157
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(j)	12/1/2022	0.00%	170,000	132,530
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(j)	12/1/2021	0.00%	15,000	12,286
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017 SUPPLEMENTAL B(d)(j)	12/1/2025	0.00%	585,000	393,260
RAVENNA METROPOLITAN DISTRICT CONV CABS – SERIES 2017A(d)(j)	12/1/2046	0.00%	33,685,000	31,995,697

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Capital Appreciation and Zero Coupon Bonds (Continued)	Maturity	Coupon	Principal	Value
Colorado (Continued)
STERLING RANCH METROPOLITAN DISTRICT #2 CONV CAB(d)	12/1/2045	0.00%	$6,685,000	$5,318,853
WILDWING METROPOLITAN DISTRICT #1(d)	12/1/2023	0.00%	2,435,000	1,605,517

Colorado (amortized cost $70,719,244)			82,105,000	60,701,993

Colorado Capital Appreciation And Zero Coupon Bonds (amortized cost $70,719,244)			$82,105,000	$60,701,993

Other Municipal Bonds 4.3%
South Dakota 34.4%
FLANDREAU SANTEE SIOUX TRIBE	1/1/2036	5.75%	$6,055,000	$5,508,900
FLANDREAU SANTEE SIOUX TRIBE	1/1/2031	5.50%	3,565,000	3,276,092
FLANDREAU SANTEE SIOUX TRIBE	1/1/2026	5.00%	4,125,000	3,871,808
LOWER BRULE SIOUX TRIBE	3/1/2025	5.88%	1,390,000	1,364,063
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2024	5.50%	1,985,000	1,995,997
OGLALA SIOUX TRIBE OF PINE RIDGE	10/1/2022	5.00%	1,560,000	1,558,674

South Dakota (amortized cost $18,661,622)			18,680,000	17,575,533

Puerto Rico 13.7%
COMMONWEALTH OF PUERTO RICO(a)	7/1/2035	8.00%	2,500,000	1,062,500
PUERTO RICO SALES TAX FINANCING CORP(d)	8/1/2045	0.00%	7,100,000	1,401,753
PUERTO RICO SALES TAX FINANCING CORP(d)	8/1/2039	0.00%	10,000,000	1,447,400
PUERTO RICO SALES TAX FINANCING CORP(d)	8/1/2038	0.00%	20,000,000	3,090,600

Puerto Rico (amortized cost $9,128,584)			39,600,000	7,002,253

Oregon 11.2%
MULTNOMAH CITY HOSPITAL FACILITY ODD FELLOWS	9/15/2020	5.45%	6,345,000	5,710,500

Oregon (amortized cost $6,345,000)			6,345,000	5,710,500

South Carolina 11.1%
GREEN MIDLANDS CHARTER SCHOOL – SENIOR SERIES 2016A	12/1/2021	5.25%	5,655,000	5,662,238

South Carolina (amortized cost $5,655,000)			5,655,000	5,662,238

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Other Municipal Bonds (Continued)	Maturity	Coupon	Principal	Value
Multi-State 9.6%
FREDDIE MAC(g)(j)	1/1/2037	9.75%	$4,904,915	$4,904,915

Multi-State (amortized cost $4,904,915)			4,904,915	4,904,915

Arizona 9.6%
HERITAGE ACADEMY CHARTER SCHOOL MARICOPA COUNTY	7/1/2027	5.25%	5,000,000	4,902,800

Arizona (amortized cost $5,000,000)			5,000,000	4,902,800

Washington 6.9%
TACOMA CONSOLIDATED LID	4/1/2043	5.75%	3,495,000	3,509,469

Washington (amortized cost $3,335,900)			3,495,000	3,509,469

Missouri 2.7%
KANSAS CITY INDL DEV AUTH	1/1/2028	6.75%	512,000	513,603
ST LOUIS INDL DEV AUTH SR HSG – SENIOR SERIES 2005A	5/1/2027	6.75%	891,000	846,896

Missouri (amortized cost $1,403,000)			1,403,000	1,360,498

Oklahoma 0.9%
HASKELL CNTY PUBLIC FAC.	4/1/2024	5.25%	450,000	461,853

Oklahoma (amortized cost $450,000)			450,000	461,853

Other Municipal Bonds (amortized cost $54,884,021)			$85,532,915	$51,090,060

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

Colorado Taxable Certificates/Notes/Bonds 0.6%		Maturity	Coupon	Principal	Value
Colorado 100.0%
PUBLIC FINANCE AUTHORITY COLO EARLY COLLEGES CHARTER SCHOOL – SERIES 2016B TAX		7/1/2023	5.75%	$7,105,000	$6,840,623
TABERNASH POLE CREEK NOTE(a)(j)		9/30/2018	0.00%	227,347	127,601

Colorado (amortized cost $7,332,347)				7,332,347	6,968,224

Colorado Taxable Certificates/Notes/Bonds (amortized cost $7,332,347)				$7,332,347	$6,968,224

Total investments, at value (amortized cost $918,562,336)	73.5%				$881,764,598
Other assets net of liabilities	26.5%				317,967,271

Net assets	100.0%				$1,199,731,869

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(a)	Defaulted or non-income producing based upon the financial condition of the issuer (see note 2 in notes to financial statements).

(b)	Originally issued as general obligation bonds but are now pre-refunded and are secured by an escrow fund consisting entirely of direct U.S. Government obligations.

(c)	Represents securities whose blended characteristics are reflective of a zero coupon bond and a step rate bond. Interest rate shown represents effective yield at acquisition.

(d)	Interest rate shown for capital appreciation and zero coupon bonds represents the effective yield at the date of acquisition.

(e)	Principal-only certificate represents the right to receive the principal payments on the underlying debt security upon maturity. The price of this security is typically more volatile than that of coupon-bearing bonds of the same maturity.

(f)	Interest-only certificate represents the right to receive semi-annual interest payments on the underlying debt security. The principal amount of the underlying security represents the notional amount on which current interest is calculated. The interest rate shown represents the effective yield at the date of acquisition.

(g)	Interest rate disclosed for cash flow bond represents the effective yield at March 31, 2018. Income on this security is derived from the cash flow of the issuer.

(h)	Represents current interest rate for a step rate bond. No step rate bonds were owned by the Fund at March 31, 2018.

(i)	Terms of security have been restructured since the original issuance. The total face amount of all such restructured securities approximates $10,935,693 and a value of $6,743,364 or less than 1.0% of net assets, as of March 31, 2018.

(j)	Securities valued at fair value (see note 2 in notes to financial statements).

(k)	See note 7 in notes to financial statements for further information on purchase accrued interest related to these bonds.

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Schedule of Investments (unaudited) — (Continued)

(LOC)	These securities are Variable Rate Demand Obligations (“VRDO”) with scheduled principal and interest payments that have a guaranteed liquidity provider in the form of a letter of credit. These obligations bear interest at a rate that resets daily or weekly (see note 2 in notes to financial statements). The numbered list below corresponds to the liquidity provider associated with the respective LOC.

1. BNP Paribas

2. FHLB Topeka

3. US Bank, N. A.

4. Royal Bank of Canada

5. JPMorgan Chase Bank, N.A.

6. Freddie Mac

The following abbreviations are used in the descriptions of securities included in the Schedule of Investments:

CABS — Capital Appreciation Bonds

CONV — Convertible

I/O — Interest Only

L/D — Local Improvement District

P/O — Principal Only

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Assets and Liabilities

March 31, 2018 (unaudited)

ASSETS
Investments, at value (amortized cost 918,562,336)	$881,764,598
— see accompanying schedule
Cash	193,719,957
Interest receivable	82,507,820
Purchase accrued interest (note 7)	44,086,942
Receivable for shares of beneficial interest sold	784,373

TOTAL ASSETS	1,202,863,690

LIABILITIES
Payables and other liabilities:
Dividends payable	1,996,250
Payable for shares of beneficial interest redeemed	14,963
Management fees payable	506,438
Accrued expenses payable	614,170

TOTAL LIABILITIES	3,131,821

NET ASSETS	$1,199,731,869

COMPOSITION OF NET ASSETS
Paid-in capital	$1,230,240,934
Accumulated net realized gain	6,288,674
Net unrealized depreciation of investments	(36,797,739)

NET ASSETS	$1,199,731,869

NET ASSET PRICE AND REDEMPTION PRICE PER SHARE (based on 132,333,301 shares of beneficial interest outstanding at March 31, 2018 unlimited number of no par value shares authorized)	$9.07

MAXIMUM OFFERING PRICE PER SHARE (net asset value plus sales charge of 4.75% of offering price)	$9.52

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statement of Operations

For the Six Months Ended March 31, 2018 (unaudited)

INVESTMENT INCOME
Interest	$27,405,042
EXPENSES
Management fees (note 4)	2,897,110
Custodian fees (note 5)	45,654
Legal and auditing fees	114,617
Portfolio pricing fees	15,756
Registration fees	5,697
Shareholders’ reports	46,548
Transfer agency expenses (note 4)	91,257
Trustees’ fees	6,006
Other	63,212

Total expenses	3,285,857
Custody credits (note 5)	(33,351)

Net expenses	3,252,506

NET INVESTMENT INCOME	24,152,536

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	6,396,853
Net unrealized depreciation on investments	(1,665,897)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	4,730,956

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$28,883,492

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Statements of Changes in Net Assets

For the Periods Indicated

	Six Months Ended March 31, 2018	Year Ended September 30, 2017
	(unaudited)
FROM OPERATIONS:
Net investment income	$24,152,536	$49,322,705
Net realized gain on investments	6,396,853	2,024,480
Unrealized depreciation on investments	(1,665,897)	(7,899,878)

Net increase in net assets resulting from operations	28,883,492	43,447,307

FROM DISTRIBUTIONS TO SHAREHOLDERS: (note 2)
Dividends to shareholders from net investment income	(24,152,536)	(49,322,705)
Net realized gain to shareholders from investment transactions	(2,461,987)	(8,438,030)

Total distributions to shareholders	(26,614,523)	(57,760,735)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares	85,622,988	150,272,882
Reinvested dividends and distributions	17,516,596	38,653,680
Redemption of shares	(43,493,894)	(98,802,502)

Increase in net assets derived from beneficial interest transactions	59,645,690	90,124,060

Net increase in net assets	61,914,659	75,810,632
NET ASSETS:
Beginning of period	1,137,817,210	1,062,006,578

End of period	$1,199,731,869	$1,137,817,210

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Sales charges are not reflected in the total returns.

	For Fiscal Years Ended September 30
	3/31/2018		2017	2016	2015	2014	2013
For a share outstanding throughout the period	(unaudited)
Net asset value, beginning of period	$9.05		$9.18	$9.14	$9.11	$9.00	$9.24

Income From Investment Operations
Net investment income(1)	0.19		0.41	0.39	0.37	0.41	0.39
Net gain or (loss) on investments (both realized and unrealized)	0.04		(0.06)	0.06	0.04	0.12	(0.24)

Increase from investment operations	0.23		0.35	0.45	0.41	0.53	0.15
Less Distributions
Dividends to shareholders from net investment income	(0.19)		(0.41)	(0.39)	(0.37)	(0.41)	(0.39)
Distributions from realized capital gains	(0.02)		(0.07)	(0.02)	(0.01)	(0.01)	—

Total Distributions	(0.21)		(0.48)	(0.41)	(0.38)	(0.42)	(0.39)

Net increase (decrease) in net asset value	0.02		(0.13)	0.04	0.03	0.11	(0.24)

Net Asset Value, end of period	$9.07		$9.05	$9.18	$9.14	$9.11	$9.00

Total Return, at Net Asset Value(2)	2.51	%+	4.03%	5.07%	4.48%	6.06%	1.58%

Ratios/Supplemental Data:
Ratios to average net assets:
Net investment income	4.20	%*	4.54%	4.29%	4.03%	4.52%	4.23%
Total expenses	0.57	%*	0.62%	0.56%	0.58%	0.71%	0.73%
Net expenses	0.56	%*	0.61%	0.55%	0.58%	0.70%	0.73%
Net assets, end of period (000s)	$1,199,732		$1,137,817	$1,062,007	$921,523	$891,733	$872,586

Portfolio turnover rate(3)	10.48%		8.77%	16.77%	19.06%	11.36%	8.21%

+	not annualized

*	annualized

(1)	Net investment income per share was calculated using an average shares method.

(2)	Assumes a hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(3)	The portfolio turnover rate is computed by dividing the lesser of purchases or sales of portfolio securities for a period by the monthly average of the value of portfolio securities owned during the period. Sales of securities include the proceeds of securities which have been called, or for which payment has been made through redemption or maturity. Securities with a maturity date of one year or less at the time of acquisition are excluded from the calculation. Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) for the period ended March 31, 2018 were $76,679,691 and $125,081,996, respectively.

See accompanying notes to financial statements.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited)

(1)	Organization

Colorado BondShares — A Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management company. The Fund’s investment objectives are to maximize income exempt from federal income taxes and from personal income taxes of the State of Colorado to the extent consistent with the preservation of capital and to seek opportunities for capital appreciation. The Fund’s investment adviser is Freedom Funds Management Company (“Freedom Funds”). The following is a summary of significant accounting policies consistently followed by the Fund.

(2)	Summary of Significant Accounting Policies

These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. These financial statements reflect all adjustments which are, in the opinion of management, necessary to present a fair statement of financial position and results of operations for the reporting period. The following summarizes the significant accounting policies of the Fund:

(a)	Investment Valuation and Risk

Securities for which there is no last sales price are valued by an independent pricing service based on evaluated prices that considers such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are fair valued by management.

Securities for which market quotations are not readily available (or management considers otherwise are no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings are valued at current market quotations or amortized cost whichever management believes best approximates fair value.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk and market risk. The Fund invests in not rated securities which, may be subject to a greater degree of credit risk and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund concentrates its investments in Colorado and, therefore, may be impacted by specific events, issuers or factors affecting Colorado. The Fund has more credit risk related to the economic conditions of Colorado than a portfolio with a broader geographical diversification.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

Accounting Standards Codification (“ASC”) 820 Fair Value Measurements and Disclosures establishes a fair value hierarchy that classifies securities based on valuation techniques used to measure fair value and distinguish between observable inputs (market data obtained from independent sources) and the reporting entities own assumptions, which are not readily observable to market participants. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

Level 1 Inputs:    Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.

Level 2 Inputs:    Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. If the asset or liability has a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs:    Significant unobservable inputs for the asset or liability including management’s own assumptions. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

The following table summarizes the valuation of the Fund’s investments as defined by ASC 820 hierarchy levels as of March 31, 2018:

Valuation Inputs Summary

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Other Municipal Bonds	Colorado Taxable Certificates/ Notes/ Bonds	Total Securities 3/31/2018
Level 1 Securities	—	—	—	—	—	—
Level 2 Securities	558,608,242	176,535,264	24,228,679	46,185,145	6,840,623	812,397,953
Level 3 Securities	27,860,815	—	36,473,314	4,904,915	127,601	69,366,645

Totals	586,469,057	176,535,264	60,701,993	51,090,060	6,968,224	881,764,598

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

	Colorado Municipal Bonds	Short-Term Municipal Bonds	Colorado Capital Appreciation and Zero Coupon Bonds	Other Municipal Bonds	Colorado Taxable Certificates/ Notes/Bonds	Totals
Level 3 Beginning Balance September 30, 2017	19,880,977	20,300,000	5,524,040	4,904,915	1,934,119	52,544,051
Unrealized Losses	(19,829)	(5,067,929)	(588,470)	—	—	(5,676,227)
Unrealized Gains	—	—	—	—	—	—
Realized Losses	—	—	—	—	—	—
Realized Gains	37,531	4,558,656	702,771	—	—	5,298,957
Purchases	8,003,837	—	33,121,003	—	—	41,124,839
Sales	(41,701)	(19,790,727)	(2,286,030)	—	(1,806,518)	(23,924,976)
Transfers In to Level 3*	1,604,173	—	—	—	—	1,604,173
Transfers Out of Level 3*	(1,604,173)	—	—	—	—	(1,604,173)

Balance as of March 31, 2018	27,860,815	—	36,473,314	4,904,915	127,601	69,366,645

* Transfers from Level 2 to Level 3 are because of a lack, or change of observable inputs or reduced market data reliability. Transfers from Level 3 to Level 2 are the result of observable inputs becoming available or increased market data reliability. The Fund’s policy is to recognize transfers into and out of Level 3 when management becomes aware of a change to significant observable input or market data reliability.

From September 30, 2017 to March 31, 2018, there were no Level 1 Securities.

Significant Unobservable Inputs Quantitative Disclosure

Level 3 Securities*	Fair Value March 31, 2018	Valuation Technique(s)**	Unobservable Inputs	Low	High	Weighted Average
Colorado Municipal Bonds	27,860,815	discounted cash flow	probability of default	5.00%	100.00%	17.97%
Short-Term Municipal Bonds	—	discounted cash flow	probability of default	0.00%	0.00%	0.00%
Colorado Capital Appreciation and Zero Coupon Bonds	36,473,314	discounted cash flow	probability of default	10.00%	100.00%	18.27%
Other Municipal Bonds	4,904,915	discounted cash flow	probability of default	0.00%	1.00%	1.00%
Colorado Taxable Bonds/Certificates/Notes	127,601	discounted cash flow	probability of default	100.00%	100.00%	100.00%

Total Level 3 Securities at March 31, 2018	69,366,645

The significant unobservable inputs used in the fair value measurement of the Fund’s securities are collateral value, probability of default, and loss severity in the event of default. Any changes in unobservable inputs may result in substantial changes to fair value measurements.

* The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in note 2(a). The appropriateness of fair values for these securities is based on results of back testing, broker due diligence, unchanged price review and consideration of macro or security specific events.

** Other unobservable inputs used in the discounted cash flow technique include collateral value and loss severity. These unobservable inputs are specific to the characteristics of each security being valued.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(b)	Cash

The Fund continually monitors its positions with, and the credit quality of, the financial institutions with which it invests. As of March 31, 2018, and periodically throughout the year, the Fund has maintained balances in various operating accounts in excess of federally insured limits.

(c)	Income Tax Information and Distributions to Shareholders

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute all its net investment income and any net realized gain on investments not offset by capital loss carryforwards to shareholders. The Fund distributes investment income monthly and due to the tax-exempt nature of its investments the income is generally non-taxable to the shareholders. The Fund distributes net realized capital gains, if any, to its shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to the differing treatment of tax allocations.

Management has reviewed the Fund’s tax position for all open tax years. As of March 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. The Fund has no examinations in progress.

At March 31, 2018, the cost and unrealized appreciation (depreciation) of investments, as determined on a federal income tax basis , were as follows:

Cost of investments	$918,562,336

Gross unrealized appreciation	$11,057,456
Gross unrealized depreciation	(47,855,194)

Net unrealized depreciation of investments	$(36,797,738)

For tax purposes, capital losses may be carried over to offset future capital gains, if any. Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Fund in taxable years beginning after December 22, 2010 are not subject to expiration and such losses retain their character as either short-term or long-term rather than being considered short-term as under previous law. Post-enactment capital losses must be fully utilized prior to utilizing any losses incurred in pre-enactment tax years.

(d)	Defaulted or Non-income Producing Investments

The Fund discontinues the accrual of interest income on municipal bonds when the securities become delinquent as to payment of principal or interest, or when the Fund’s investment adviser determines that an

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

uncertainty exists as to the realization of all or a portion of the principal balance. The face amount of bonds for which the accrual of interest income has been discontinued approximates $63,372,347 and such bonds have a value of $23,767,989 or 1.98% of net assets as of March 31, 2018. These securities have been identified in the accompanying Schedule of Investments.

(e)	Investment Transactions and Revenue Recognition

Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Purchases and sales of securities, other than short-term securities, aggregated to $76,679,691 and $125,081,996, respectively.

Dividends to shareholders are declared each business day and paid monthly. Distributions to shareholders are recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated using the identified-cost basis, which is the same basis the Fund uses for federal income tax purposes. Interest income is recorded on the accrual basis.

Variable Rate Demand Obligations (“VRDO”) purchased by the Fund are floating rate obligations that have a nominal long-term maturity but have a coupon rate that is reset periodically (e.g., daily or weekly). The investor has the option to put the issue back to the trustee or tender agent at any time with specified (e.g., seven days) notice; accordingly, the Fund treats these obligations as short-term holdings. On March 31, 2018, the interest rates paid on these obligations ranged from 1.52% to 1.68%.

(f)	Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

(g)	Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a when-issued basis with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and may increase or decrease in value prior to the delivery date. The Fund maintains segregated assets with a value equal to or greater than the amount of its purchase commitments. The Fund did not have any when-issued securities at March 31, 2018.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(3)	Shares of Beneficial Interest

The Fund has an unlimited number of no par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2018		Year Ended September 30, 2017
	Shares	Amount	Shares	Amount
	(unaudited)
Shares sold	9,471,049	$85,622,988	16,690,637	$150,272,882
Dividends reinvested	1,937,119	17,516,596	4,302,757	38,653,680

	11,408,168	103,139,584	20,993,394	188,926,562
Shares redeemed	(4,809,944)	(43,493,894)	(10,993,823)	(98,802,502)

Net increase in shares outstanding	6,598,224	$59,645,690	9,999,571	$90,124,060

(4)	Management Fees and Other Transactions with Affiliates

Management fees paid to Freedom Funds were in accordance with the investment advisory agreement with the Fund, which provides for an annual fee equivalent to 0.5% of the net assets of the Fund. Freedom Funds pays all expense associated with advertising, marketing, and distributing the Fund’s shares and serves as the transfer agent, dividend disbursing agent, and registrar for the Fund. Freedom Funds provided certain transfer agency and shareholder services as part of the management fee arrangement for the period ended March 31, 2018. Transfer agency expenses on the Statement of Operations represent direct expenses charged to the Fund by third parties.

Allen Insurance, an affiliate of the investment adviser, acted as agent for the Fidelity Bond and the Errors and Omissions insurance policy maintained by the Fund and as a result received compensation in the form of commissions. The policies were provided by Travelers Insurance Company and all the commissions referred to above were paid by Travelers Insurance Company. Allen Insurance received no compensation directly from the assets of the Fund.

The Fund does not have any Trustees who are affiliated with the Advisor or Distributor. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund does not reimburse the Advisor for any compensation or fees associated with the Chief Compliance Officer.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(5)	Custody Credits

Expenses paid indirectly by the Fund represent earnings credits on cash balances maintained with the Fund’s custodian bank, UMB Bank, N.A. The earnings credits resulted in offsetting custodian fees of $33,351 the period ended March 31, 2018.

(6)	Indemnification

From time to time, the Fund may be involved in certain disputes and legal actions arising in the ordinary course of its business. While it is not feasible to predict or determine the outcome of these proceedings, in management’s opinion, based on a review with legal counsel, none of these disputes or legal actions are expected to have a material impact on its financial position or results of operations. However, litigation is subject to inherent uncertainties, and an adverse result in these matters may arise from time to time that may harm the Fund’s business.

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

(7)	Purchase Accrued Interest

Purchase accrued interest is typically a component of a municipal bond purchase and is paid on settlement date. The accrual period begins on the last interest payment date (or original issue date) and runs through the day immediately preceding the settlement date. The Fund has purchased three bonds from the Meadows Metropolitan Districts No. 1, 2 and 7 with an aggregate balance of purchase accrued of $44,026,872 (99.9% of the March 31, 2018 balance of $44,086,942). Approximately $68,609,321 of additional interest has accrued on the purchase accrued interest since its purchase in 2007. This additional accrued interest has been fair valued in accordance with ASC 820 at approximately $51,742,233 and is included in other assets net of liabilities in the Schedule of Investments. This amount bears interest at the rate of 7.999% and will be received over an uncertain period of years. The value of the Meadows bonds is contained within three separate line items of the financial statements, which all relate to a single set of bonds that cannot be sold separately.

(8)	Litigation

The Fund is periodically involved in various legal proceedings. At March 31, 2018, the Fund has a litigation accrual of $448,345 for all pending litigation matters primarily for the purpose of paying lawyer fees. Possible additional amounts cannot be currently estimated but will be set aside as needed. Although there can be no assurances, based on information available, management believes that it is probable that the ultimate outcome of the action described below and other matters that are pending or threatened will not have a material effect on the Fund’s financial condition.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(a)	Marin Metropolitan District LTD Tax G.O. Series 2008

The Fund is the beneficial owner of bonds issued in 2008 (the “Bonds”) by Marin Metropolitan District (the “District”) as described more fully in the Fund’s most recent quarterly schedule of portfolio holdings for the period ended December 31, 2017 on Form N-Q that was filed with the Securities and Exchange Commission (“SEC”) on February 28, 2018. The original principal amount of Bonds was $30,485,000. The current principal amount of the Bonds is $17,485,000. The valuation of these Bonds as of September 30, 2017 was set forth in the schedule of investments included in the Fund’s above referenced 2017 shareholder report.

On June 1, 2011, Landmark Towers Association, Inc. (“Landmark”), a homeowner association, filed an action on behalf of its members entitled Landmark Towers Ass’n, et al. v. UMB Bank, et al., Case Number 2011-CV-1076 (the “Landmark Litigation”) in Arapahoe County District Court, Colorado (the “District Court”). The complaint filed in the Landmark Litigation sought a temporary restraining order, declaratory relief and permanent injunction against the District, the Fund, and UMB Bank (“UMB”), the trustee, alleging that the taxes imposed by the District, which were pledged to pay the Bonds, violated TABOR.

In August of 2011, Landmark sought to freeze approximately $13,000,000 in original proceeds from the sale of the Bonds to the Fund, which moneys were held by UMB as trustee. The District Court denied Landmark’s efforts to freeze the $13,000,000 and allowed those moneys to be paid to the Fund, which reduced the principal amount of the Bonds to the current level. In July and August of 2013, the District Court held a bench trial regarding Landmark’s claims for declaratory relief and permanent injunction. On September 6, 2013, the District Court issued an order (“Sept. 6 Order”) that the District was properly formed and that the election approving the taxes was proper, but nonetheless held that there were violations of TABOR relating to the property taxes. In particular, the District Court held that (1) bond proceeds were used to pay improper charges of the developer; (2) the taxes exceeded the maximum mill levy for debt service; and (3) the taxes did not benefit the Landmark taxpayers. After holding that the taxes did not provide a benefit to the Landmark taxpayers, the Court enjoined the District from imposing its taxes on the Landmark members for purposes of paying the Bonds (the “Injunction”). The Fund, the District, and UMB filed a motion for reconsideration of the Sept. 6 Order, which the District Court denied in an order dated October 31, 2013 (“Oct. 31 Order”). While the Fund was not found to be responsible for damages based on the asserted TABOR violations, the District Court on March 10, 2014, entered an order allowing Landmark to pursue claims for fraudulent transfer and constructive trust that could result in the Fund being ordered to pay some or all of the tax refund obligations of the District.

In August 2014, the District Court held a four-day trial on the newly asserted claims against the Fund, and on September 10, 2014, the District Court issued an order (the “Sept. 10 Order”) denying each of the new claims asserted against the Fund. Landmark, however, filed a post-trial motion for reconsideration of the Sept. 10 Order, which motion was denied on November 12, 2014.

The Fund filed a Notice of Appeal of the Sept. 6 Order and the Oct. 31 Order, including the Injunction.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

On April 21, 2016, the Colorado Court of Appeals issued an Opinion (the “April 2016 Opinion”), in which it concluded that the TABOR election held for approving the Bonds and the District’s ad valorem property taxes was invalid because eligible electors were denied the right to vote in the election and that ineligible electors voted in the election. Based on those decisions, the Court of Appeals upheld the injunction against the District, prohibiting it from levying taxes for payment of the Bonds.

The April 2016 Opinion of the Colorado Court of Appeals also has created uncertainty in the Colorado public finance market in that it calls into question the process that is routinely used to qualify electors for special district elections in Colorado. Emergency legislation was introduced in the Colorado legislature to remove the uncertainty and any impact the April 2016 Opinion may have on other special district financings. The legislation was passed unanimously by the Colorado General Assembly and was signed by the Governor on May 18, 2016.

In a further effort to reduce any impact the April 2016 Opinion may have on the Colorado public finance market, the Fund filed a Petition for Rehearing with the Court of Appeals, asking it to withdraw a portion of the April 2016 Opinion as unnecessary. That Petition was filed on May 5, 2016, and was denied on May 12, 2016.

The Fund filed a petition with the Colorado Supreme Court to review the Court of Appeals’ Opinion on various grounds, and the Supreme Court granted the petition for review on November 7, 2016. On December 11, 2017, the Supreme Court reversed the Court of Appeals Opinion on the grounds that all claims challenging the election held by the District in 2007 were barred under C.R.S. § 1-11-213(4) (which requires an election contest to be filed no later than 10 days after the certification of the results of an election). The Supreme Court, however, remanded the case back to the Court of Appeals to decide issues that were not decided in the April 2016 Opinion.

On January 8, 2018, Landmark filed a Petition for Rehearing asking the Supreme Court to reconsider its decision to reverse the Court of Appeals’ April 2016 Opinion. On January 22, 2018, the Supreme Court denied the Petition for Rehearing.

The issues before the Court of Appeals upon remand include whether the due process rights of the District taxpayers were violated. If the Court of Appeals upholds the trial court’s decision, the tax revenues pledged to pay the Bonds would be reduced. The Fund is confident that it will prevail upon remand to the Court of Appeals.

However, it is not possible to determine the direction, cost, duration or ultimate outcome of the Landmark Litigation. In addition, litigation is expensive and time consuming and, while the Fund fully intends to recover its costs, there can be no assurance that this will occur and there could be further adverse effects on dividend distributions and net asset values of the Fund while the matter is pending.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(b)	United Water & Sanitation District Ravenna Project Series 2009 (River Canyon Real Estate Investments, LLC Bankruptcy)

On July 31, 2013 the U.S. Bankruptcy Court confirmed a Chapter 11 bankruptcy plan proffered by bankrupt developer River Canyon (associated with development within the Ravenna District). The Fund had opposed the plan because of the unfavorable treatment of creditors and participated in an appeal of the Bankruptcy Court’s decision. The Fund was indirectly involved in a related case which was removed to the Douglas County District Court by the bankruptcy court to determine the validity of certain liens filed on the developer’s lots to secure the United Water Bonds (as defined below) owned by the Fund. All matters pending in Douglas County District Court have now been decided or settled. The Fund was actively involved in global settlement negotiations with the parties in an attempt to permanently resolve these matters without incurring additional legal expenses associated with a trial. On November 16, 2017, the United Water Bonds were restructured in their entirety by re-scheduling the past obligations of the district to provide for their future payment. This restructuring ends the need for further negotiations or litigation between the parties.

(c)	Ravenna Metropolitan District

The Fund is the holder of approximately $11,380,000 of General Obligation Limited Tax Bonds, Series 2007 and Supplemental B Interest Registered Coupons (collectively the “Ravenna Bonds”) issued by Ravenna Metropolitan District (“Ravenna”). In addition, Ravenna also owes United Water and Sanitation District (“United”) approximately $6,875,000 arising under the Lease Purchase Agreement and related Water Services Agreement (collectively the “Water Agreements”). United in turn is obligated to the Fund pursuant to revenue bonds, Series 2007 issued by United to the Fund (the “United Water Bonds”), which United Water Bonds are payable from these revenue streams.

Ravenna filed a voluntary petition for bankruptcy under Chapter 9 of the United States Bankruptcy Code seeking relief under the United States Bankruptcy Code asserting that it is not generally able to pay its debts as they became due and that it will not be able to pay debts as they prospectively become due after the filing of its bankruptcy petition. The Fund challenged the eligibility of Ravenna to seek relief under the Bankruptcy Code, asserting, that Ravenna is generally able to pay its debts as they became due as such term is defined under the United States Bankruptcy Code and interpreted in accordance with applicable laws. A five day trial was held to the Court in late July, 2014.

On December 15, 2014, the Bankruptcy Court entered an order dismissing Ravenna’s bankruptcy case finding that Ravenna did not meet the eligibility requirements under the Bankruptcy Code to file a Chapter 9 petition and finding that Ravenna lacked good faith in filing the petition. Ravenna appealed the Bankruptcy Court’s dismissal of its Chapter 9 petition and that appeal was pending before the 10th Circuit Bankruptcy Appellate Panel until December 2016 when the case was dropped.

The parties have been involved in a very lengthy court-supervised mediation overseen by the Tenth Circuit Bankruptcy Appellate Panel. On November 16, 2017, the United Water Bonds were restructured in their entirety by re-scheduling the past obligations of the district to provide for their future payment. This restructuring ends the need for further negotiations or litigation between the parties.

Colorado BondShares

A Tax-Exempt Fund

Notes to Financial Statements (unaudited) — (Continued)

(9)	Subsequent Events

Management has evaluated the possibility of subsequent events in the Fund’s financial statements through the date of issuance. Management has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements through this date.

Other Information (unaudited)

Proxy Voting Record

The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered during the 12 months ended June 30, 2017 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov or you may call us at 1-800-572-0069.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at http://www.sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-732-0330 or you may call us at 1-800-572-0069.

A Tax-Exempt Fund

SEMI-ANNUAL REPORT

March 31, 2018

ITEM 2. CODE OF ETHICS.

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Please see the Schedule of Investments contained in the Semi-Annual Report included under Item 1 of this Form N-CSR.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant has adopted and maintained disclosure controls and procedures (as such term is defined in Rules 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) that are designed to ensure that information required to be disclosed in the registrant’s reports under the Act, is recorded, processed, summarized and reported within the time periods required under the SEC’s rules and forms and that the information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer to allow for timely decisions regarding required disclosure.

As required by Rule 30a-3(b) of the Act, the registrant carried out an evaluation under the supervision and with the participation of its management, including its principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures within the 90-day period prior to the filing date of this report. Based on the foregoing, the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures were effective, as of that date.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(2)(i)

(99.302) Interim President’s (Principal Executive Officer) Section 302 Certification

(a)(2)(ii)

(99.302) Interim Treasurer’s (Principal Financial Officer) Section 302 Certification

(a)(3) Not applicable.

(b)

(99.906) Combined Interim President & Treasurer (Principal Executive Officer and Principal Financial Officer) Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Colorado BondShares — A Tax-Exempt Fund

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer Date: June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George N. Donnelly
George N. Donnelly,
Interim President, Secretary and Treasurer (Principal Executive Officer and Principal Financial Officer) Date: June 6, 2018